Segment Information - Schedule of Reportable Segment (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Segment [Abstract]
Revenues	₪ 55,845	₪ 927,000
Cost of revenues		(213,344)
Gross profit	55,845	713,656
Selling, administrative and general expenses	(739,681)	(432,088)
Operating Profit (Loss)	(683,836)	281,568
Financial expenses, net	(94,380)	(84,337)
Income (Loss) for the year after financing	(778,216)	197,231
Other income	20,000
Net Income (Loss)	₪ (758,216)	₪ 197,231